Debt (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2017	Aug. 31, 2016
Debt Instrument [Line Items]
Debt instrument, outstanding	$ 3,337,100,000
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 500,000,000	$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.75%
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 300,000,000	300,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.625%
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 400,000,000	400,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.25%
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 350,000,000	350,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.35%
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 400,000,000	400,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.70%
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 0	1,000,000,000
Debt instrument, outstanding	$ 0	594,600,000
Debt Instrument, Interest Rate, Stated Percentage	6.70%
2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 500,000,000	500,000,000		$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.45%			2.45%
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 850,000,000	0	$ 850,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.125%		4.125%
Discretionary Line of Credit
Debt Instrument [Line Items]
Proceeds from Lines of Credit	$ 0	$ 0